DEBT (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended			0 Months Ended		3 Months Ended	0 Months Ended
	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 04, 2013 2016 Senior Notes	Dec. 03, 2012 2016 Senior Notes	Dec. 31, 2012 2016 Senior Notes	Dec. 23, 2013 Term Loan C
Redemption of Notes and Loss on Early Extinguishment of Debt
Principal Amount of Notes Redeemed					$ 200	$ 400	$ 400	$ 368
Amount Paid (Excluding Accrued Interest)					200	400
Loss on early extinguishment of debt	$ 35	$ 51	$ 80	$ 7	$ 34	$ 77	$ 77
Interest rate on long-term debt (as a percent)					5.50%	5.50%